Condensed Consolidated Statements of Convertible Preferred Shares and Stockholders' Equity (Deficit) (Parenthetical) $ in Millions	3 Months Ended
Dec. 31, 2022 USD ($)
Statement of Stockholders' Equity [Abstract]
Offering costs	$ 14.9